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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5399

The New America High Income Fund, Inc
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA			02109
(Address of principal executive offices)			(Zip code)

Ellen E. Terry, 33 Broad St., Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/12 - 6/30/12

Form N-CSR is to be used by management investment companies to file  reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its  regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form  N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form  N-CSR unless the Form displays a currently valid Office of Management and  Budget (“OMB”) control number. Please direct comments concerning the accuracy  of the information collection burden estimate and any suggestions for reducing  the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of  information under the clearance requirements of 44 U.S.C. Section 3507.

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Item 1 -  Report to Shareholders

August 17, 2012

Dear Shareholder,

We are pleased to report to our shareholders on the results of The New America High Income Fund (the "Fund") for the six months ended June 30, 2012. The Fund's net asset value per share (the "NAV") ended the period at $10.14. The market price for the Fund's shares was $10.25 on June 30, 2012, representing a market price premium to NAV of 1.1%. The Fund continued to pay a monthly dividend of $.065 per share. The annualized dividend yield for a share of common stock purchase at year-end 2011 for the six months ended June 30, 2012 was approximately 7.60%. However, there is no certainty that the dividend will continue at the current level of $.065 per share per month. The common stock dividend can be affected by portfolio results, the cost and amount of leverage, market conditions, and operating expenses, among other factors.

The Fund's leverage, which is currently in the form of Auction Term Preferred Stock (the "ATP"), contributed approximately 25.8% of the common dividend for the first six months of 2012. As the Fund previously announced, following a change in the methodology used by Moody's Investors Service ("Moodys") to rate securities issued by closed-end funds, in July Moody's downgraded the Fund's ATP, as well as the preferred securities and debt of many other closed-end funds. In response to the action by Moody's, the Fund expects to redeem all outstanding shares of ATP during the fourth quarter at their liquidation preference (par value) plus accumulated but unpaid dividends, as provided by the terms of the ATP. Fund management is reviewing alternative financing available to the Fund to replace the ATP. Alternative financing is expected to be more costly to the Fund than the ATP, which will reduce the net income otherwise available for distribution to common stockholders. Beginning July 12, the dividend rate for the ATP increased from its prior rate of 150% of the 30-day AA composite commercial paper rate to 300% of the 30-day AA composite commercial paper rate, as provided by the terms of the ATP.

	Total Returns for the Periods Ending June 30, 2012
	1 Year	3 Years Cumulative
New America High Income Fund (Stock Price and Dividends)*	4.68%	88.94%
New America High Income Fund (NAV and Dividends)	7.81%	74.89%
Lipper Closed-End Fund Leveraged High Yield Average	7.18%	72.03%
Credit Suisse High Yield Index	7.30%	56.04%
Citigroup 10 Year Treasury Index	17.39%	29.43%

Sources: Credit Suisse, Citigroup, Lipper Inc., The New America High Income Fund, Inc.

Past performance is no guarantee of future results. Total return assumes the reinvestment of dividends.

The Credit Suisse High Yield Index and Citigroup 10 Year Treasury Index are unmanaged indices. Unlike the Fund, the indices have no trading activity, expenses or leverage.

*  Because the Fund's shares may trade at either a discount or premium to the Fund's net asset value per share, returns based upon the stock price and dividends will tend to differ from those derived from the underlying change in net asset value and dividends.

Market Review

The high yield market generated solid absolute performance through the first six months of 2012 amidst a difficult backdrop that included deteriorating economic trends and increasing drama in Europe. The old adage to "Sell in May and go away" seemed to apply, as a spring correction materialized, but strong results in June more than offset losses for the previous month, leaving the high yield asset class with respectable results through the first half despite the prevailing macro and political headwinds.

Higher rated BB and crossover bonds (rated investment grade by at least one of the rating agencies) generated the best performance during the past three months, while CCC's lagged for the first time since the summer of 2011. In a similar vein, bonds of global issuers underperformed U.S. companies as the European crisis intensified late in the spring. With so much uncertainty and low rates across the globe, investors are clamoring to earn yield where ever they can find it, but still showing selectivity in opting for the higher credit quality tiers of the high yield universe.

The increasing uncertainty and volatility in the financial markets also resulted in a sharp decline in high yield new issuance. Underwriters completed only $50 billion of deals during the quarter, about half of the volume generated between January and March. We sense many portfolio managers also raised cash during the quarter in anticipation of trouble ahead, but are now struggling to stay fully invested. This dynamic has been amplified by the broker dealer community, which continues to hold very lean inventories of good quality high yield securities. These technical factors help account for the surprising stability of our market in the face of more bad news from around the world.

Strategy Review

The significant decline in commodity prices during the past twelve months dictated meaningful portfolio shifts in our top down strategy. This was especially relevant in our energy holdings, given that the oil and gas sector is the largest industry in the high yield market. We have meaningfully reduced the portfolio's exposure in this area since the beginning of the year, focusing particularly on selling the higher cost producers. Our underweight in this sector was a big contributor to relative performance as energy was one of the weakest industries in the market from April to June. We worked hard to redeploy the proceeds from these sales into companies that will benefit from lower energy prices. These include autos, airlines and certain consumer related businesses.

We have also been scouring the investment landscape for shorter-dated securities and reducing exposure to CCC's, with the view that this should also help cushion performance if market trends deteriorate later in the year. Many of our shortest bonds are in the financial services sector, which has continued to generate outstanding absolute returns.

Outlook

With half of calendar year 2012 now in the books, we are gratified by the resilience shown thus far by the high yield market, in spite of numerous storm clouds on the horizon. We hesitate to make an educated forecast for the back half of the year given the huge uncertainties that could derail the asset class's nine month winning streak. Investor psychology remains highly unpredictable and skittish. Management teams seem to have hunkered down last quarter, as evidenced by recent poor hiring trends in the United States. The solution to Europe's financial woes remains elusive and the uncertain American political climate will rear its ugly head again during a critical election cycle. In an uncertain world, it is hard to deny the appeal of the semiannual coupon payments promised by high yield issuers, which exceed by a wide margin the yield on all other domestic fixed income strategies.

Sincerely,

Robert F. Birch President The New America High Income Fund, Inc.	Mark Vaselkiv Vice President T. Rowe Price Associates, Inc.

Ellen E. Terry Vice President The New America High Income Fund, Inc.	Paul A. Karpers Vice President T. Rowe Price Associates, Inc.

The views expressed in this update are as of the date of this letter. These views and any portfolio holdings discussed in the update are subject to change at any time based on market or other conditions. The Fund and T. Rowe Price Associates, Inc. disclaim any duty to update these views, which may not be relied upon as investment advice. In addition, references to specific companies' securities should not be regarded as investment recommendations or indicative of the Fund's portfolio as a whole

The New America High Income Fund, Inc.

Industry Summary June 30, 2012 (Unaudited)	As a Percent of Total Investments
Oil and Gas	12.11%
Finance	12.05%
Telecommunications	9.35%
Broadcasting and Entertainment	9.24%
Diversified/Conglomerate Service	6.04%
Healthcare, Education and Childcare	5.60%
Building and Real Estate	4.48%
Diversified/Conglomerate Manufacturing	4.33%
Mining, Steel, Iron and Non-Precious Metals	4.06%
Electronics	3.12%
Containers, Packaging and Glass	3.10%
Automobile	2.78%
Hotels, Motels, Inns and Gaming	2.62%
Chemicals, Plastics and Rubber	2.17%
Retail Stores	2.12%
Beverage, Food and Tobacco	2.11%
Aerospace and Defense	1.63%
Utilities	1.41%
Personal Transportation	1.35%
Insurance	1.18%
Personal, Food and Miscellaneous Services	0.91%
Leisure, Amusement and Entertainment	0.86%
Cargo Transport	0.60%
Textiles and Leather	0.45%
Banking	0.40%
Personal Non-Durable Consumer Products	0.21%
Printing and Publishing	0.21%
Groceries	0.17%
Short-Term Investments	5.34%
Total Investments	100.00%
Moody's Investors Service Ratings June 30, 2012 (Unaudited)	As a Percent of Total Investments
Short-Term P-1	5.34%
Baa1	0.19%
Baa2	0.32%
Baa3	1.11%
Total Baa	1.62%
Ba1	5.52%
Ba2	8.73%
Ba3	12.24%
Total Ba	26.49%
B1	14.63%
B2	13.60%
B3	17.50%
Total B	45.73%
Caa1	8.44%
Caa2	5.48%
Caa3	2.43%
Total Caa	16.35%
Ca	0.09%
Unrated	2.76%
Equity	1.62%
Total Investments	100.00%

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — 125.82% (d)
Aerospace and Defense — 2.20%
$650	BE Aerospace Inc., Senior Notes, 8.50%, 07/01/18	Ba2	$712
475	Ducommun, Inc., Senior Notes, 9.75%, 07/15/18	B3	501
500	Esterline Technologies, Senior Notes, 7%, 08/01/20	Ba2	549
775	Kratos Defense and Security Solutions, Inc., Senior Notes, 10%, 06/01/17	B3	835
625	Moog, Inc., Senior Notes, 7.25%, 06/15/18	Ba3	663
525	Sequa Corporation, Senior Notes, 11.75%, 12/01/15 (g)	Caa2	552
225	Sequa Corporation, Senior Notes, 13.50%, 12/01/15 (g)	Caa2	239
200	Spirit Aerosystems, Inc., Senior Notes, 7.50%, 10/01/17	Ba3	217
850	Transdigm, Inc., Senior Subordinated Notes, 7.75%, 12/15/18	B3	931
			5,199
Automobile — 3.46%
725	Allison Transmission, Inc., Senior Notes, 7.125% 05/15/19 (g)	B3	758
1,000	Chrysler Group LLC, Senior Notes, 8%, 06/15/19	B2	1,027
475	Chrysler Group LLC, Senior Notes, 8.25%, 06/15/21	B2	488
400	Conti Gummi Finance B.V., Senior Notes, 8.50%, 07/15/15 (g)(EUR)	Ba3	556
300	Delphi Corporation, Senior Notes, 5.875%, 05/15/19	Ba2	320
375	Delphi Corporation, Senior Notes, 6.125%, 05/15/21	Ba2	409
2,000	Ford Motor Credit Company LLC, Senior Notes, 5%, 05/15/18	Baa3	2,110

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$375	Ford Motor Credit Company LLC, Senior Notes, 12%, 05/15/15	Baa3	$465
175	Goodyear Tire & Rubber Company, Senior Notes, 7%, 05/15/22	B1	176
550	Goodyear Tire & Rubber Company, Senior Notes, 8.25%, 08/15/20	B1	587
200	Goodyear Tire & Rubber Company, Senior Notes, 8.75%, 08/15/20	B1	216
225	Pittsburgh Glass Works, LLC, Senior Notes, 8.50%, 04/15/16 (g)	B2	207
200	Schaeffler Finance B.V., Senior Notes, 7.75%, 02/15/17 (g)	B1	209
600	Schaeffler Finance B.V., Senior Notes, 8.50%, 02/15/19 (g)	B1	636
			8,164
Banking — .54%
1,250	Amsouth Bank, N.A, Subordinated Notes, 5.20%, 04/01/15	Ba3	1,266
Beverage, Food and Tobacco — 2.86%
380	Bumble Bee Acquistion Company, Senior Notes, 9%, 12/15/17 (g)	B2	382
600	Constellation Brands, Inc., Senior Notes, 6%, 05/01/22	Ba1	642
525	Cott Beverages, Inc., Senior Notes, 8.125%, 09/01/18	B3	570
200	Cott Beverages, Inc., Senior Notes, 8.375%, 11/15/17	B3	216
150	Darling International, Inc., Senior Notes, 8.50%, 12/15/18	Ba3	168
1,150	Del Monte Foods Company, Senior Notes, 7.625%, 02/15/19	B3	1,193
750	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (g)	Ba1	720

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$900	Michael Foods, Inc., Senior Notes, 9.75%, 07/15/18	Caa1	$981
875	Pinnacle Foods Finance LLC, Senior Notes, 8.25%, 09/01/17	Caa1	932
375	TreeHouse Foods, Inc., Senior Notes, 7.75%, 03/01/18	Ba2	403
525	U.S. Food Service, Inc., Senior Notes, 8.50%, 06/30/19 (g)	Caa2	532
			6,739
Broadcasting and Entertainment — 12.37%
800	AMC Entertainment, Inc., Senior Notes, 8.75%, 06/01/19	B2	858
475	Block Communications, Inc., Senior Notes, 7.25%, 02/01/20 (g)	Ba3	484
475	Bresnan Broadband Holdings, Senior Notes, 8%, 12/15/18 (g)	B3	494
875	Cablevision Systems Corporation, Senior Notes, 7.75%, 04/15/18	B1	927
350	Cablevision Systems Corporation, Senior Notes, 8%, 04/15/20	B1	376
275	Cablevision Systems Corporation, Senior Notes, 8.625%, 09/15/17	B1	308
1,075	CCO Holdings, LLC, Senior Notes, 6.625%, 01/31/22	B1	1,150
600	CCO Holdings, LLC, Senior Notes, 7%, 01/15/19	B1	651
1,200	CCO Holdings, LLC, Senior Notes, 7.25%, 10/30/17	B1	1,311
250	CCO Holdings, LLC, Senior Notes, 7.375%, 06/01/20	B1	276
425	CCO Holdings, LLC, Senior Notes, 7.875%, 04/30/18	B1	463
1,350	Cequel Communications Holdings I, LLC, Senior Notes, 8.625%, 11/15/17 (g)	B3	1,455

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$150	Cinemark USA, Inc., Senior Notes, 7.375%, 06/15/21	B3	$162
225	Clear Channel Communications, Inc., Senior Notes, 7.25%, 10/15/27	Ca	100
300	Clear Channel Communications, Inc., Senior Notes, 11%, 08/01/16	Ca	185
175	Clear Channel Worldwide Holdings, Inc., Senior Notes, 7.625%, 03/15/20 (g)	B3	168
1,450	Clear Channel Worldwide Holdings, Inc., Senior Notes, 7.625%, 03/15/20 (g)	B3	1,417
150	Cyfrowy Polsat Finance AB, Senior Notes, 7.125%, 05/20/18 (g)(EUR)	Ba3	194
475	Dish DBS Corporation, Senior Notes, 6.75%, 06/01/21	Ba2	514
700	Dish DBS Corporation, Senior Notes, 7.875%, 09/01/19	Ba2	807
150	Dish DBS Corporation, Senior Notes, 7.125%, 02/01/16	Ba2	165
575	GTP Acquisition Partners I, LLC, Senior Notes, 7.628%, 06/15/41 (g)	Ba3	578
325	Lamar Media Corporation, Senior Subordinated Notes, 5.875%, 02/01/22 (g)	B1	334
350	Lin Television Corporation, Senior Notes, 8.375%, 04/15/18	Caa1	358
350	National CineMedia LLC, Senior Notes, 6%, 04/15/22 (g)	Ba2	356
350	Netflix, Inc., Senior Notes, 8.50%, 11/15/17	Ba2	369
825	Nexstar Broadcasting, Inc., Senior Notes, 8.875%, 04/15/17	B3	873
375	Polish Television Holding B.V., Senior Notes, 11.25%, 05/15/17 (g)(EUR)	(e)	479
500	Regal Cinemas Corporation, Senior Notes, 8.625%, 07/15/19	B2	551

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$825	Regal Cinemas Corporation, Senior Notes, 9.125%, 08/15/18	B3	$907
925	Sinclair Television Group, Inc., Senior Notes, 9.25%, 11/01/17 (g)	B1	1,021
2,425	Sirius Satellite Radio, Inc., Senior Notes, 8.75%, 04/01/15 (g)	B2	2,722
300	Unitymedia Hessen/NRW, Senior Notes, 8.125%, 12/01/17 (g)	B3	319
475	Unitymedia Hessen GmbH&Co., Senior Notes, 9.50%, 03/15/21 (g)(EUR)	B3	649
375	Univision Communications, Inc., Senior Notes, 6.875%, 05/15/19 (g)	B2	386
1,950	Univision Communications, Inc., Senior Notes, 7.875%, 11/01/20 (g)	B2	2,087
1,750	Univision Communications, Inc., Senior Notes, 8.50%, 05/15/21 (g)	Caa2	1,767
475	UPCB Finance Limited, Senior Notes, 6.875%, 01/15/22 (g)	Ba3	468
550	UPCB Finance Limited, Senior Notes, 7.25%, 11/15/21 (g)	Ba3	560
450	UPCB Finance Limited, Senior Notes, 7.625%, 01/15/20 (g)(EUR)	Ba3	602
575	Videotron Ltee., Senior Notes, 5%, 07/15/22 (g)	Ba1	584
75	Videotron Ltee., Senior Notes, 9.125%, 04/15/18	Ba1	82
150	WMG Acquisition Corporation, Senior Notes, 9.50%, 06/15/16 (g)	Ba2	164
425	XM Satellite Radio, Inc., Senior Notes, 13%, 08/01/14 (g)	B2	474
			29,155

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
Building and Real Estate — 6.06%
$575	Associated Materials, Inc., Senior Notes, 9.125%, 11/01/17	Caa1	$513
275	Aviv Healthcare Properties Ltd. Partnership, Senior Notes, 7.75%, 02/15/19	B1	283
500	CB Richard Ellis Services, Inc., Senior Subordinated Notes, 6.625%, 10/15/20	Ba1	527
325	CB Richard Ellis Services, Inc., Senior Subordinated Notes, 11.625%, 06/15/17	Ba2	369
650	Dycom Investments Inc., Senior Subordinated Notes, 7.125%, 01/15/21	Ba3	666
300	Host Hotels and Resorts, L.P., Senior Notes, 5.875%, 06/15/19	Ba1	327
400	Host Marriott, L.P., Senior Notes, 6%, 10/01/21	Ba1	440
600	KB Home, Senior Notes, 8%, 03/15/20	B2	612
475	Masco Corporation, Senior Notes, 5.85%, 03/15/17	Ba2	498
325	Masco Corporation, Senior Notes, 6.125%, 10/03/16	Ba2	348
750	Mercer International, Inc., Senior Notes, 9.50%, 12/01/17	B3	773
225	Meritage Homes Corporation, Senior Notes, 7%, 04/01/22 (g)	B1	232
250	MPT Operating Partnership, L.P., Senior Notes, 6.375%, 02/15/22	Ba1	252
525	MPT Operating Partnership, L.P., Senior Notes, 6.875%, 05/01/21	Ba1	547
1,250	Nortek, Inc., Senior Notes, 8.50%, 04/15/21	Caa1	1,225
650	Nortek, Inc., Senior Notes, 10%, 12/01/18	Caa1	678
575	Potlach Corporation, Senior Notes, 7.50%, 11/01/19	Ba1	611

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$725	Reliance Intermediate Holdings, L.P., Senior Notes, 9.50%, 12/15/19 (g)	Ba2	$798
900	Shea Homes Limited Partnership, Senior Notes, 8.625%, 05/15/19	B2	967
200	Standard Pacific Corporation, Senior Notes, 8.375%, 05/15/18	B3	219
400	Standard Pacific Corporation, Senior Notes, 10.75%, 09/15/16	B3	471
550	Summit Materials LLC, Senior Notes, 10.50%, 01/31/20 (g)	B3	587
850	Taylor Morrison Communities, Inc., Senior Notes, 7.75%, 04/15/20 (g)	B2	890
525	Texas Industries, Senior Notes, 9.25%, 08/15/20	Caa2	528
125	USG Corporation, Senior Notes, 8.375%, 10/15/18 (g)	B2	131
725	USG Corporation, Senior Notes, 9.75%, 08/01/14 (g)	B2	805
			14,297
Cargo Transport — .81%
480	DP World Ltd., Senior Notes, 6.85%, 07/02/37 (g)	Baa3	472
7	Florida East Coast Holdings, Senior Notes, 10.50%, 08/01/17 (h)	Caa3	6
325	Florida East Coast Railway Corporation, Senior Notes, 8.125%, 02/01/17	B3	339
250	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes, 6.125%, 06/15/21	Ba2	275
200	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes, 6.625%, 12/15/20	Ba2	223
525	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes, 8%, 02/01/18	Ba2	584
			1,899

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
Chemicals, Plastics and Rubber — 2.94%
$225	Compass Minerals International, Inc., Senior Notes, 8%, 06/01/19	Ba2	$241
500	Hexion Specialty Chemicals, Inc., Senior Notes, 6.625%, 04/15/20	Ba3	514
1,150	Hexion Specialty Chemicals, Inc., Senior Notes, 8.875%, 02/01/18	B3	1,173
275	Hexion Specialty Chemicals, Inc., Senior Notes, 9%, 11/15/20	(e)	237
175	Huntsman International LLC, Senior Subordinated Notes, 8.625%, 03/15/20	B2	197
1,250	Huntsman International LLC, Senior Subordinated Notes, 8.625%, 03/15/21	B2	1,409
575	Ineos Finance PLC, Senior Notes, 8.375%, 02/15/19 (g)	B1	592
200	Ineos Finance PLC, Senior Notes, 9%, 05/15/15 (g)	B1	210
375	Koppers Holdings Inc., Senior Notes, 7.875%, 12/01/19	B1	405
475	Lyondell Chemical Company, Senior Notes, 5%, 04/15/19 (g)	Ba2	497
300	Momentive Performance Materials, Inc., Senior Notes, 9%, 01/15/21	Caa1	228
1,175	Momentive Performance Materials, Inc., Senior Notes, 11.50%, 12/01/16	Caa3	875
325	PolyOne Corporation, Senior Notes, 7.375%, 09/15/20	Ba3	345
			6,923
Containers, Packaging and Glass — 4.19%
375	AEP Industries, Inc., Senior Notes, 8.25%, 04/15/19	B3	388
425	Ball Corporation, Senior Notes, 7.375%, 09/01/19	Ba1	468
1,000	Beverage Packaging Holdings, Senior Notes, 8%, 12/15/16 (g)(EUR)	Caa1	1,196

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$250	Boise Paper Holdings LLC, Senior Notes, 8%, 04/01/20	Ba3	$276
375	Boise Paper Holdings LLC, Senior Notes, 9%, 11/01/17	Ba3	413
425	Bway Holding Company, Senior Notes, 10%, 06/15/18	B3	463
625	Cascades Inc., Senior Notes, 7.75%, 12/15/17	Ba3	628
925	Cascades, Inc., Senior Notes, 7.875%, 01/15/20	Ba3	920
250	Clearwater Paper Corporation, Senior Notes, 7.125%, 11/01/18	Ba3	263
100	Clondalkin Acquisition BV, Senior Notes, 2.468%, 12/15/13 (g)	B2	90
325	Exopack Holding Corporation, Senior Notes, 10%, 06/01/18	Caa2	324
525	Graphic Packaging International, Inc., Senior Notes, 7.875%, 10/01/18	B2	575
600	Graphic Packaging International, Inc., Senior Notes, 9.50%, 06/15/17	B2	658
350	Greif Inc., Senior Notes, 7.75%, 08/01/19	Ba2	394
300	Plastipak Holdings, Inc., Senior Notes, 10.625%, 08/15/19 (g)	B3	340
175	Reynolds Group Issuer, Inc., Senior Notes, 7.125%, 04/15/19 (g)	Ba3	183
135	Rock-Tenn Company, Senior Notes, 4.45%, 03/01/19 (g)	Ba1	138
90	Rock-Tenn Company, Senior Notes, 4.90%, 03/01/22 (g)	Ba1	93
575	Sappi Papier Holding GmbH, Senior Notes, 7.75%, 07/15/17 (g)	Ba2	579

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$275	Sappi Papier Holding GmbH, Senior Notes, 8.375%, 06/15/19 (g)	Ba2	$276
400	Tekni Plex, Inc., Senior Notes, 9.75%, 06/01/19 (g)	Caa1	405
675	Weyerhaeuser Company, Senior Notes, 8.50%, 01/15/25	Ba1	799
			9,869
Diversified/Conglomerate Manufacturing — 5.85%
400	Altra Holdings, Inc., Senior Notes, 8.125%, 12/01/16	Ba3	430
375	Amsted Industries, Inc., Senior Notes, 8.125%, 03/15/18 (g)	B1	398
1,075	Building Materials Corporation of America, Senior Notes, 6.75%, 05/01/21 (g)	Ba3	1,139
650	Case New Holland, Incorporated, Senior Notes, 7.875%, 12/01/17	Ba2	747
900	CNH Capital LLC, Senior Notes, 6.25%, 11/01/16 (g)	Ba2	961
450	Coleman Cable, Inc., Senior Notes, 9%, 02/15/18	B3	466
250	Columbus McKinnon Corporation, Senior Subordinated Notes, 7.875%, 02/01/19	B1	265
2,000	Commscope, Inc., Senior Notes, 8.25%, 01/15/19 (g)	B3	2,115
650	Euramax International, Inc., Senior Notes, 9.50%, 04/01/16	Caa1	574
500	Fiat Industrial Finance, Senior Notes, 6.25%, 03/09/18 (EUR)	Ba2	637
300	Manitowoc Company, Inc., Senior Notes, 8.50%, 11/01/20	B3	324
375	Mcron Finance Sub LLC, Senior Notes, 8.375%, 05/15/19 (g)	B1	375
475	Oshkosh Corporation, Senior Notes, 8.25%, 03/01/17	B1	518
475	Oshkosh Corporation, Senior Notes, 8.50%, 03/01/20	B1	519

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$200	Owens Corning, Inc., Senior Notes, 9%, 06/15/19	Ba1	$249
800	RBS Global, Inc., Senior Notes, 8.50%, 05/01/18	B3	864
700	Sensata Technologies BV, Senior Notes, 6.50%, 05/15/19 (g)	B2	716
450	SPX Corporation, Senior Notes, 6.875%, 09/01/17	Ba2	493
200	Terex Corporation, Senior Notes, 6.50%, 04/01/20	B2	202
50	Terex Corporation, Senior Notes, 10.875%, 06/01/16	B2	56
975	Terex Corporation, Senior Subordinated Notes, 8%, 11/15/17	Caa1	1,004
675	Vulcan Materials, Senior Notes, 7.50%, 06/15/21	Ba2	744
			13,796
Diversified/Conglomerate Service — 8.17%
425	Aguila 3 S.A., Senior Notes, 7.875%, 01/31/18 (g)	B2	438
150	Aguila 3 S.A., Senior Notes, 7.875%, 01/31/18 (g)	B2	154
575	Alliance Data Systems Company, Senior Notes, 6.375%, 04/01/20 (g)	(e)	578
275	Anixter Inc., Senior Notes, 5.625%, 05/01/19	Ba3	283
475	Anixter Inc., Senior Notes, 10%, 03/15/14	Ba3	517
600	Aramark Holdings, Senior Notes, 8.625%, 05/01/16 (g)	B3	614
250	Ashtead Capital Inc., Senior Notes, 6.50%, 07/15/22 (g)	B2	250
1,000	Avis Budget Car Rental LLC, Senior Notes, 9.625%, 03/15/18	B2	1,090
700	Capsugel Finance Company, Senior Notes, 9.875%, 08/01/19 (g)(EUR)	Caa1	957
25	CDW Corporation, Senior Secured Notes, 8%, 12/15/18	B1	27

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$2,300	CDW Corporation, Senior Subordinate Notes, 12.535%, 10/12/17	Caa1	$2,496
825	CDW Escrow Corporation, Senior Subordinate Notes, 8.50%, 04/01/19	B3	879
275	Ceridian Corporation, Senior Notes, 8.875%, 07/15/19 (g)	B1	283
1,300	First Data Corporation, Senior Notes, 7.375%, 06/15/19 (g)	B1	1,326
1,825	First Data Corporation, Senior Notes, 12.625%, 01/15/21	Caa1	1,825
475	FTI Consulting Inc., Senior Notes, 6.75%, 10/01/20	Ba2	502
150	FTI Consulting Inc., Senior Notes, 7.75%, 10/01/16	Ba2	155
400	Garda World Security Corporation, Senior Notes, 9.75%, 03/15/17 (g)	B2	428
125	Gategroup Finance (Luxembourg) S.A., Senior Notes, 6.75%, 03/01/19 (g)(EUR)	B1	158
475	Goodman Networks, Inc., Senior Notes, 12.125%, 07/01/18 (g)	B2	499
975	iPayment, Inc., Senior Notes, 10.25%, 05/15/18	B3	878
550	Jaguar Holdings, Inc., Senior Notes, 9.50%, 12/01/19 (g)	B3	597
700	Lender Processing Services, Inc., Senior Notes, 8.125%, 07/01/16	Ba2	730
350	Maxim Crane Works, L.P., Senior Notes, 12.25%, 04/15/15 (g)	Caa2	341
275	Service Master Company, Senior Notes, 8%, 02/15/20	B3	298
650	Syniverse Holdings, Inc., Senior Notes, 9.125%, 01/15/19	Caa1	707
250	Truven Health Analytics, Senior Notes, 10.625%, 06/01/20 (g)	Caa1	260

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$350	UR Financing Escrow Corporation, Senior Notes, 5.75%, 07/15/18 (g)	Ba3	$364
525	West Corporation, Senior Notes, 7.875%, 01/15/19	B3	538
1,025	West Corporation, Senior Notes, 8.625%, 10/01/18	B3	1,081
			19,253
Electronics — 3.46%
475	Advanced Micro Devices, Inc., Senior Notes, 7.75%, 08/01/20	Ba3	521
175	Advanced Micro Devices, Inc., Senior Notes, 8.125%, 12/15/17	Ba3	192
700	Core Logic, Inc., Senior Notes, 7.25%, 06/01/21 (g)	Ba3	717
800	Epicor Software Corporation, Senior Notes, 8.625%, 05/01/19	Caa1	816
125	Fidelity National Information Services, Inc., Senior Notes, 7.625%, 07/15/17 (g)	Ba2	137
325	Fidelity National Information Services, Inc., Senior Notes, 7.875%, 07/15/20	Ba2	366
125	Freescale Semiconductor, Inc., Senior Notes, 8.05%, 02/01/20	Caa1	123
310	Freescale Semiconductor, Inc., Senior Notes, 10.125%, 03/15/18 (g)	B1	337
775	HD Supply, Inc., Senior Notes, 8.125%, 04/15/19 (g)	B2	837
475	HD Supply, Inc., Senior Notes, 11%, 04/15/20 (g)	Caa1	512
1,375	iGATE Corporation, Senior Notes, 9%, 05/01/16	B2	1,461
375	JDA Software Group, Inc., Senior Notes, 8%, 12/15/14	B1	397
650	Lawson Software, Senior Notes, 9.375%, 04/01/19 (g)	Caa1	692

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$225	Lawson Software, Senior Notes, 11.50%, 07/15/18 (g)	Caa1	$254
1,000	MEMC Electronic Materials, Inc., Senior Notes, 7.75%, 04/01/19	Caa1	785
			8,147
Finance — 15.47%
475	AerCap Aviation Solutions B.V., Senior Notes, 6.375%, 05/30/17 (g)	(e)	476
300	Aircastle Limited, Senior Notes, 6.75%, 04/15/17	Ba3	304
700	Aircastle Limited, Senior Notes, 7.625%, 04/15/20	Ba3	710
600	Aircastle Limited, Senior Notes, 9.75%, 08/01/18	Ba3	666
800	Air Lease Corporation, Senior Notes, 5.625%, 04/01/17 (g)	(e)	786
1,025	Ally Financial, Inc., Senior Notes, 4.625%, 06/26/2015	B1	1,024
1,175	Ally Financial, Inc., Senior Notes, 5.50%, 02/15/17	B1	1,190
500	Ally Financial, Inc., Senior Notes, 6.25%, 12/01/17	B1	526
775	Ally Financial, Inc., Senior Notes, 7.50%, 09/15/20	B1	874
250	Ally Financial, Inc., Senior Notes, 8%, 03/15/20	B1	289
725	Ally Financial, Inc., Senior Notes, 8%, 11/01/31	B1	845
475	CIT Group, Inc., Senior Notes, 4.75%, 02/15/15 (g)	B1	489
625	CIT Group, Inc., Senior Notes, 5.25%, 03/15/18	B1	644
1,575	CIT Group, Inc., Senior Notes, 5.375%, 05/15/20	B1	1,603
2,175	CIT Group, Inc., Senior Notes, 5.50%, 02/15/19 (g)	B1	2,240
1,650	CIT Group, Inc., Senior Notes, 6.625%, 04/01/18 (g)	B1	1,778
1,200	Discover Financial Services, Senior Notes, 10.25%, 07/15/19	Ba1	1,542
400	E*Trade Financial Corporation, Senior Notes, 6.75%, 06/01/16	B2	407

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$475	E*Trade Financial Corporation, Senior Notes, 7.875%%, 12/01/15	B2	$483
3,373	E*Trade Financial Corporation, Senior Notes, 12.50%, 11/30/17	(e)	3,871
350	General Motors Financial Company, Inc., Senior Notes, 6.75%, 06/01/18	Ba3	382
1,375	Icahn Enterprises, L.P., Senior Notes, 8%, 01/15/18	Ba3	1,457
425	International Lease Finance Corporation, Senior Notes, 4.875%, 04/01/15	Ba3	425
350	International Lease Finance Corporation, Senior Notes, 5.75%, 05/15/16	Ba3	355
675	International Lease Finance Corporation, Senior Notes, 8.25%, 12/15/20	Ba3	773
525	International Lease Finance Corporation, Senior Notes, 8.625%, 01/15/22	Ba3	610
1,800	International Lease Finance Corporation, Senior Notes, 8.875%, 09/01/17	Ba3	2,034
525	MBIA Insurance Corporation, Surplus Notes, 14%, 01/15/33 (g)	Caa3	278
500	Nationstar Mortgage LLC, Senior Notes, 9.625%, 05/01/19 (g)	B2	528
400	Neuberger Berman Group LLC, Senior Notes, 5.625%, 03/15/20 (g)	Ba1	416
425	Neuberger Berman Group LLC, Senior Notes, 5.875%, 03/15/22 (g)	Ba1	443
1,500	Nuveen Investments, Inc., Senior Notes, 5.50%, 09/15/15	Caa2	1,365
2,425	Nuveen Investments, Inc., Senior Notes, 10.50%, 11/15/15	Caa2	2,449

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$225	Provident Funding Associates, L.P., Senior Notes, 10.125%, 02/15/19 (g)	B2	$209
575	Provident Funding Associates, L.P., Senior Notes, 10.25%, 04/15/17 (g)	Ba3	599
1,725	SLM Corporation, Senior Medium Term Notes, 8.45%, 06/15/18	Ba1	1,935
625	Springleaf Finance Corporation, Senior Medium Term Notes, 6.90%, 12/15/17	Caa1	497
900	Synovus Financial Corporation, Subordinate Notes, 5.125%, 06/15/17	B3	826
125	Synovus Financial Corporation, Senior Notes, 7.875%, 02/15/19	B2	132
			36,460
Groceries — .23%
500	Susser Holdings LLC, Senior Notes, 8.50%, 05/15/16	B2	545
Healthcare, Education and Childcare — 7.58%
125	Accellent, Inc. Senior Notes, 8.375%, 02/01/17	B1	127
675	Accellent, Inc Senior Subordinated Notes, 10%, 11/01/17	Caa2	565
1,500	Biomet, Inc., Senior Notes, 10.375%, 10/15/17	B3	1,605
575	Biomet, Inc., Senior Subordinated Notes, 11.625%, 10/15/17	Caa1	621
800	Capella Healthcare Inc., Senior Notes, 9.25%, 07/01/17	B3	828
1,550	CHS/Community Health Systems, Inc., Senior Notes, 8%, 11/15/19	B3	1,643
175	Crown NewCo 3,Senior Notes, 7%, 02/15/18 (g)(GBP)	B2	266
525	Davita, Inc., Senior Notes, 6.375%, 11/01/18	B2	543
775	Fresenius Medical Care US Finance II, Inc., Senior Notes, 5.625%, 07/31/19 (g)	Ba2	802

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$450	Fresenius Medical Care US Finance II, Inc., Senior Notes, 5.875%, 01/31/22 (g)	Ba2	$467
1,325	HCA, Inc., Senior Notes, 7.50%, 02/15/22	B3	1,438
550	HCA, Inc., Senior Secured Notes, 8.50%, 04/15/19	Ba3	615
98	HCA, Inc., Senior Secured Notes, 9.875%, 02/15/17	B2	107
1,250	Health Management Associates, Inc., Senior Notes, 7.375%, 01/15/20 (g)	B3	1,325
825	Iasis Healthcare Capital 8.375%, 05/15/19	Caa1	811
600	Inventive Health Inc., Senior Notes, 10%, 08/15/18 (g)	Caa2	510
425	Inventive Health Inc., Senior Notes, 10%, 08/15/18 (g)	Caa2	361
525	Kindred Healthcare, Inc., Senior Notes, 8.25%, 06/01/19	B3	473
250	LifePoint Hospitals, Inc., Senior Notes, 6.625%, 10/01/20	Ba1	267
475	MedAssets, Inc., Senior Notes, 8%, 11/15/18	B3	501
900	Multiplan, Inc., Senior Notes, 9.875%, 09/01/18 (g)	Caa1	986
350	Mylan Inc., Senior Notes, 7.625%, 07/15/17 (g)	Ba2	389
525	Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, 04/15/17	Caa2	409
925	Tenet Healthcare Corporation, Senior Notes, 6.25%, 11/01/18	B1	976
50	Tenet Healthcare Corporation, Senior Notes, 8.875%, 07/01/19	B1	56
175	Universal Health Services, Inc., Senior Notes, 7%, 10/01/18	B1	189
200	Universal Hospital Services, Inc., Senior Secured Notes, 8.50%, 06/01/15	B3	203

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$500	Vanguard Health Holding Company II, LLC, Senior Notes, 7.75%, 02/01/19	B3	$506
250	Vanguard Health Holding Company II, LLC, Senior Notes, 8%, 02/01/18	B3	255
31	Vanguard Health Systems, Inc., Senior Discount Notes, Zero Coupon, 02/01/16	Caa1	21
			17,865
Hotels, Motels, Inns and Gaming — 3.43%
150	Ameristar Casinos, Inc., Senior Notes, 7.50%, 04/15/21	B3	161
340	Ameristar Casinos, Inc., Senior Notes, 7.50%, 04/15/21 (g)	B3	364
300	Boyd Gaming Corporation, Senior Notes, 9.125%, 12/01/18	B3	311
450	Boyd Gaming Corporation, Senior Notes, 9%, 07/01/20 (g)	B3	454
425	Caesar's Entertainment Operating Company, Inc., Senior Notes, 5.625%, 06/01/15	Caa1	351
750	Caesar's Entertainment Operating Company, Inc., Senior Notes, 11.25%, 06/01/17	B2	817
850	CCM Merger, Inc., Senior Notes, 9.125%, 05/01/19 (g)	Caa2	861
275	Choice Hotels International, Inc., Senior Notes, 5.75%, 07/01/22	Baa3	288
300	MGM Mirage, Senior Notes, 9%, 03/15/20	Ba2	334
375	MGM Mirage, Senior Notes, 10.375%, 05/15/14	Ba2	425
300	Pinnacle Entertainment, Inc., Senior Subordinated Notes, 7.75%, 04/01/22	B3	320
325	Quapaw Downstream Development Authority, Senior Notes, 10.50%, 07/01/19 (g)	B3	335

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$400	Rivers Pittsburgh Borrower, L.P., Senior Notes, 9.50%, 06/15/19 (g)	B3	$414
750	Seminole Tribe of Florda, Senior Notes, 7.75%, 10/01/17 (g)	Ba1	814
875	Seneca Gaming Corporation, Senior Notes, 8.25%, 12/01/18 (g)	B2	897
175	Starwood Hotels and Resorts Worldwide, Inc., Senior Notes, 7.15%, 12/01/19	Baa3	208
975	Station Casinos LLC, Senior Notes, 3.66%, 06/18/18 (g)	Caa2	731
			8,085
Insurance — 1.59%
650	Amerigroup Corporation, Senior Notes, 7.50%, 11/15/19	Ba2	697
925	Assured Guarantee Holdings Municipal Holdings, Inc., Junior Subordinated Debentures, 6.40%, 12/15/66 (g)	Ba1	611
750	Hub International Limited, Senior Notes, 9%, 12/15/14 (g)	Caa1	761
1,235	Hub International Limited, Senior Subordinated Notes, 10.25%, 06/15/15 (g)	Caa2	1,260
425	USI Holdings Corporation, Senior Subordinated Notes, 9.75%, 05/15/15 (g)	Caa2	427
			3,756
Leisure, Amusement and Entertainment — 1.16%
525	Cedar Fair LP, Senior Notes, 9.125%, 08/01/18	B2	583
175	Easton Bell Sports Inc., Senior Notes, 9.75%, 12/01/16	B2	191
450	Manchester United Finance plc, Senior Notes, 8.375%, 02/01/17 (g)	(e)	487
225	NCL Corporation, Senior Notes, 9.50%, 11/15/18	Caa1	245

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$350	NCL Corporation, Senior Notes, 11.75%, 11/15/16	B2	$402
775	Ticketmaster, Senior Notes, 10.75%, 08/01/16	B3	821
			2,729
Mining, Steel, Iron and Non-Precious Metals — 5.49%
725	AK Steel Corporation, Senior Notes, 7.625%, 05/15/20	B2	614
575	Alrosa Finance S.A., Senior Notes, 7.75%, 11/03/20 (g)	Ba3	603
925	Arch Coal, Inc., Senior Notes, 7.25%, 06/15/21	B3	782
250	Consol Energy, Inc., Senior Notes, 8%, 04/01/17	B1	260
1,300	Consol Energy, Inc., Senior Notes, 8.25%, 04/01/20	B1	1,372
525	Essar Steel Algoma Inc., Senior Notes, 9.875%, 06/15/15 (g)	Caa2	444
350	FMG Resources Pty. Ltd., Senior Notes, 6%, 04/01/17 (g)	Ba3	348
850	FMG Resources Pty. Ltd., Senior Notes, 7%, 11/01/15 (g)	Ba3	863
1,000	Foresight Energy LLC, Senior Notes, 9.625%, 08/15/17 (g)	Caa1	1,005
700	JMC Steel Group, Inc., Senior Notes, 8.25%, 03/15/18 (g)	B3	693
425	Novelis, Inc., Senior Notes, 8.75%, 12/15/20	B2	459
625	Peabody Energy Corporation, Senior Notes, 6%, 11/15/18 (g)	Ba1	623
650	Peabody Energy Corporation, Senior Notes, 6.25%, 11/15/21 (g)	Ba1	642
3,375	Ryerson Holding Corporation, Senior Secured Notes, 16.50%, 02/01/15 (b)	Caa3	1,755
1,225	Ryerson Inc., Senior Secured Notes, 12%, 11/01/15	Caa1	1,228
775	Severstal Columbus LLC, Senior Notes, 10.25%, 02/15/18	B3	775

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$50	Steel Dynamics, Senior Notes, 7.75%, 04/15/16	Ba2	$52
450	United States Steel Corporation, Senior Notes, 7.50%, 03/15/22B1	B1	430
			12,948
Oil and Gas — 16.38%
200	Alta Mesa Holdings, L.P., Senior Notes, 9.625%, 10/15/18	B3	198
275	AmeriGas Finance LLC, Senior Notes, 6.75%, 05/20/20	Ba2	280
1,125	AmeriGas Finance LLC, Senior Notes, 7%, 05/20/22	Ba2	1,153
700	Antero Resources Corporation, Senior Notes, 7.25%, 08/01/19	B2	724
1,425	Antero Resources Corporation, Senior Notes, 9.375%, 12/01/17	B2	1,568
300	Atwood Oceanics, Inc., Senior Notes, 6.50%, 02/01/20	Ba3	314
750	Berry Petroleum Company, Senior Notes, 6.375%, 09/15/22	B1	772
300	Berry Petroleum Company, Senior Notes, 6.75%, 11/01/20	B1	312
450	Berry Petroleum Company, Senior Notes, 10.25%, 06/01/14	B1	503
1,025	Bill Barrett Corporation, Senior Notes, 7%, 10/15/22	B1	979
1,100	Bill Barrett Corporation, Senior Notes, 7.625%, 10/01/19	B1	1,100
350	Chesapeake Energy Corp., Senior Notes, 6.625%, 11/15/19 (g)	Ba3	315
800	Clayton Williams Energy Company, Senior Notes, 7.75%, 04/01/19	B3	788

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$300	Concho Resources, Inc., Senior Notes, 7%, 01/15/21	B1	$321
500	Concho Resources, Inc., Senior Notes, 8.625%, 10/01/17	B1	551
750	Connacher Oil and Gas Limited, Senior Notes, 8.50%, 08/01/19, (g)	Caa2	664
772	Denbury Resources Inc., Senior Subordinated Notes, 8.25%, 02/15/20	B1	845
700	Dolphin Subsidiary II, Inc., Senior Notes, 6.50%, 10/15/16 (g)	Ba1	745
1,125	Dolphin Subsidiary II, Inc., Senior Notes, 7.25%, 10/15/21 (g)	Ba1	1,243
75	El Paso Corporation, Senior Notes, 6.50%, 09/15/20	Ba3	82
800	El Paso Corporation, Senior Notes, 7.75%, 01/15/32	Ba3	908
200	El Paso Corporation, Senior Notes, 7.80%, 08/01/31	Ba3	226
675	EQT Corporation, Senior Notes, 8.125%, 06/01/19	Baa2	810
775	Everest Acquisition LLC, Senior Notes, 9.375%, 05/01/20 (g)	B2	803
925	Exco Resources, Inc., Senior Notes, 7.50%, 09/15/18	B3	805
1,500	Exterran Holdings, Inc., Senior Notes, 7.25%, 12/01/18	Ba3	1,433
1,875	Ferrellgas, L.P., Senior Notes, 6.50%, 05/01/21	B2	1,711
50	Ferrellgas, L.P., Senior Notes, 9.125%, 10/01/17	B2	52
900	FTS International Services, LLC, Senior Notes, 8.125%, 11/15/18 (g)	Ba3	907
1,375	GenOn Escrow Corporation, Senior Notes, 9.50%, 10/15/18	B3	1,360
150	GenOn Energy, Inc., Senior Notes, 7.875%, 06/15/17	B3	140

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$700	Hercules Offshore, Inc., Senior Notes, 7.125%, 04/01/17 (g)	B1	$675
225	Hercules Offshore, Inc., Senior Notes, 10.50%, 10/15/17 (g)	Caa1	225
525	Laredo Petroleum, Inc., Senior Notes, 7.375%, 05/01/22 (g)	B3	543
710	Newfield Exploration Company, Senior Subordinated Notes, 6.875%, 02/01/20	Ba2	753
475	Oasis Petroleum, Inc., Senior Notes, 6.50%, 11/01/21	B3	470
125	Oasis Petroleum, Inc., Senior Notes, 7.25%, 02/01/19	B3	128
490	Parker Drilling Company, Senior Notes, 9.125%, 04/01/18 (g)	B1	518
350	Penn Virginia Corporation, Senior Notes, 7.25%, 04/15/19	B3	285
450	Penn Virginia Corporation, Senior Notes, 8.375%, 06/01/20 (g)	B2	457
675	Penn Virginia Resources Partners, L.P., Senior Notes, 8.25%, 04/15/18	B2	682
550	Petroleos de Venezuela SA, Senior Notes, 8.50%, 11/02/17 (g)	(e)	443
675	Petroleum Geo Services ASA, Senior Notes, 7.375%, 12/15/18 (g)	Ba2	697
775	Plains Exploration and Production Company, Senior Notes, 6.125%, 06/15/19	B1	775
325	Plains Exploration and Production Company, Senior Notes, 6.75%, 02/01/22	B1	331
150	Precision Drilling Corporation, Senior Notes, 6.50%, 12/15/21	Ba1	154
650	Precision Drilling Corporation, Senior Notes, 6.625%, 11/15/20	Ba1	663

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$825	Range Resources Corporaiton, Senior Subordinated Notes, 6.75%, 08/01/20	Ba3	$893
450	Regency Energy Partners, L.P., Senior Notes, 6.875%, 12/01/18	B1	475
575	SESI LLC, Senior Notes, 6.375%, 05/01/19	Ba3	604
875	SESI LLC, Senior Notes, 7.125%, 12/15/21 (g)	Ba3	954
325	SM Energy Company, Senior Notes, 6.50%, 11/15/21	B1	331
450	SM Energy Company, Senior Notes, 6.50%, 01/01/23 (g)	B1	457
225	SM Energy Company, Senior Notes, 6.625%, 02/15/19	B1	231
825	Swift Energy Company, Senior Notes, 7.875%, 03/01/22	B3	829
650	Swift Energy Company, Senior Notes, 8.875%, 01/15/20	B3	682
300	Targa Resources Partners L.P., Senior Notes, 6.375%, 08/01/22 (g)	Ba3	299
1,300	Unit Corporation, Senior Subordinated Notes, 6.625%, 05/15/21	B2	1,311
1,150	WPX Energy, Inc., Senior Notes, 6%, 01/15/22	Ba1	1,144
			38,621
Personal, Food and Miscellaneous Services — 1.23%
400	Central Garden & Pet Company, Senior Subordinated Notes, 8.25%, 03/01/18	B2	402
579	CKE Restaurants, Senior Notes, 11.375%, 07/15/18	B2	662
1,000	DineEquity, Inc., Senior Notes, 9.50%, 10/30/18	B3	1,100
450	Fiesta Restaurant Group, Senior Notes, 8.875%, 08/15/16 (g)	B2	473
250	Wok Acquisition Corporation, Senior Notes, 10.25%, 06/30/20 (g)	Caa1	256
			2,893

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
Personal Non-Durable Consumer Products — .28%
$250	Jarden Corporation, Senior Notes, 8%, 05/01/16	Ba3	$272
375	Mead Products, Senior Notes, 6.75%, 04/30/20 (g)	B1	395
			667
Personal Transportation — 1.82%
1,300	Continental Airlines, Inc., Senior Notes, 6.75%, 09/15/15 (g)	Ba2	1,336
180	Continental Airlines, Inc., Senior Notes, 7.25%, 05/10/21	Baa2	204
117	Continental Airlines, Inc., Senior Notes, 9.25%, 11/10/18	Ba2	128
516	Delta Airlines, Inc., Senior Notes, 9.50%, 09/15/14 (g)	Ba2	546
1,600	Delta Airlines, Inc., Senior Notes, 12.25%, 03/15/15 (g)	B1	1,740
169	Northwest Airlines 7.575%, 09/01/20	(e)	183
150	United Airlines, Inc., Senior Notes, 12%, 11/01/13 (g)	B3	157
			4,294
Printing and Publishing — .28%
75	Nielsen Finance LLC, Senior Notes, 7.75%, 10/15/18	B2	83
228	Nielsen Finance LLC, Senior Notes, 11.50%, 05/01/16	B2	259
375	Trader Corporation, Senior Notes, 9.875%, 08/15/18 (g)	B3	315
			657
Retail Stores — 2.87%
1,125	Academy, Ltd., Senior Notes 9.25%, 08/01/19 (g)	Caa1	1,218
475	Claire's Escrow Corporation, Senior Notes, 8.875%, 03/15/19	Caa3	408
259	Claire's Stores, Inc., Senior Notes, 9.625%, 06/01/15	Caa3	220

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$770	Dollar General Corporation, Senior Notes, 4.125%, 07/15/17	Ba2	$782
100	JC Penney Corporation, Senior Notes, 7.125%, 11/15/23	Ba1	93
175	Jo-Ann Stores, Inc., Senior Notes, 8.125% 03/15/19 (g)	Caa1	173
400	99 Cents Only Stores, Senior Notes, 11%, 12/15/19 (g)	Caa1	434
250	QVC, Inc., Senior Notes, 7.50%, 10/01/19 (g)	Ba2	276
750	Radio Shack Corporation, Senior Notes 6.75%, 05/15/19	B2	557
325	Rite Aid Corporation, Senior Notes, 7.70%, 02/15/27	Caa3	266
800	Rite Aid Corporation, Senior Notes, 9.25%, 03/15/20 (g)	Caa2	807
1,200	Rite Aid Corporation, Senior Notes, 9.50%, 06/15/17	Caa2	1,227
300	Sonic Automotive, Inc., Senior Notes, 7%, 07/15/22 (g)	B3	307
			6,768
Telecommunications — 12.64%
400	Cincinnati Bell Inc., Senior Notes, 7%, 02/15/15	B1	406
300	Cricket Communications, Inc., Senior Notes, 7.75%, 05/15/16	Ba2	319
1,725	Cricket Communications, Inc., Senior Notes, 7.75%, 10/15/20	B3	1,652
275	Cricket Communications, Inc., Senior Notes, 10%, 07/15/15	B3	281
700	Digicel Limited, Senior Notes, 8.25%, 09/01/17 (g)	B1	707
450	Digicel Limited, Senior Notes, 10.50%, 04/15/18 (g)	Caa1	470
325	Earthlink Inc., Senior Notes, 8.875%, 05/15/19	B2	317
1,000	Equinix, Inc., Senior Notes, 7%, 07/15/21	Ba2	1,105
450	GCI, Inc., Senior Notes, 6.75%, 06/01/21	B2	434

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$775	Hughes Satellite Systems, Inc., Senior Notes, 6.50%, 06/15/19	Ba3	$825
775	Hughes Satellite Systems, Inc., Senior Notes, 7.625%, 06/15/21	B3	841
1,175	Intelsat Bermuda Ltd., Senior Notes, 11.50%, 02/04/17 (g)	Caa3	1,213
250	Intelsat Bermuda Ltd., Senior Notes, 11.50%, 02/04/17	Caa3	259
525	Intelsat Corporation, Senior Notes, 7.25%, 04/01/19	B3	550
675	Intelsat Jackson Holdings Ltd., Senior Notes, 7.25%, 10/15/20	B3	710
100	Intelsat Jackson Holdings Ltd., Senior Notes, 7.25%, 10/15/20 (g)	B3	105
2,050	Intelsat (Luxembourg) S.A., Senior Notes, 11.25%, 02/04/17	Caa3	2,122
100	ITC Deltacom, Inc., Senior Notes, 10.50%, 04/01/16	B1	105
1,000	Level 3 Communications, Inc., Senior Notes, 11.875%, 02/01/19	Caa2	1,110
650	Level 3 Financing, Inc., Senior Notes, 8.625%, 07/15/20	B3	682
400	Level 3 Financing, Inc., Senior Notes, 9.375%, 04/01/19	B3	432
625	MetroPCS Wireless, Inc., Senior Notes, 6.625%, 11/15/20	B2	616
1,350	MetroPCS Wireless, Inc., Senior Notes, 7.875%, 09/01/18	B2	1,406
600	Nextel Communications, Senior Notes, 7.375%, 08/01/15	(e)	600
750	NII Capital Corporation, Senior Notes, 7.625, 04/01/21	B2	643
375	NII Capital Corporation, Senior Notes, 8.875%, 12/15/19	B2	339

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
$600	Paetec Holding Corporation, Senior Notes, 8.875%, 06/30/17	(e)	$643
425	Sable International Finance Limited, Senior Notes, 7.75%, 02/15/17 (g)	Ba2	440
200	Sable International Finance Limited, Senior Notes, 8.75%, 02/01/20 (g)	Ba2	213
125	Satelites Mexicanos, S.A. de C.V., Senior Notes, 9.50%, 05/15/17	B3	132
32	SBA Telecommunications, Inc., Senior Notes, 8%, 08/15/16	B1	34
471	SBA Telecommunications, Inc., Senior Notes, 8.25%, 08/15/19	B1	516
475	Sprint Capital Corporation, Senior Notes, 11.50%, 11/15/21 (g)	B3	532
350	Sprint Nextel Corporation, Senior Notes, 7%, 03/01/20 (g)	Ba3	365
1,975	Sprint Nextel Corporation, Senior Notes, 9%, 11/15/18 (g)	Ba3	2,217
825	Sprint Nextel Corporation, Senior Notes, 9.125%, 03/01/17 (g)	B3	868
900	Telesat Canada, Senior Subordinated Notes, 12.50%, 11/01/17	B3	998
150	Trilogy International Partners, LLC, Senior Notes, 10.25%, 08/15/16 (g)	Caa1	123
375	ViaSat, Inc., Senior Notes, 6.875%, 06/15/20 (g)	B1	379
275	ViaSat, Inc., Senior Notes, 8.875%, 09/15/16	B1	295
550	Vimpelcom Holdings, Senior Notes, 7.504%, 03/01/22 (g)	Ba3	510
300	Vimpelcom Holdings, Senior Notes, 7.748%, 02/02/21 (g)	Ba3	284
600	Wind Acquistion Holdings Finance S.A., Senior Notes, 7.25%, 02/15/18 (g)	Ba3	525

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (Note 1)
CORPORATE DEBT SECURITIES — continued
$225	Wind Acquistion Holdings Finance S.A., Senior Notes, 7.25%, 02/15/18 (g)	Ba3	$197
425	Wind Acquistion Holdings Finance S.A., Senior Notes, 11.75%, 07/15/17 (g)	B3	346
444	Wind Acquistion Holdings Finance S.A., Senior Notes, 12.25%, 07/15/17 (g)(h)	Caa1	306
1,200	Windstream Corporation, Senior Notes, 7.875%, 11/01/17	Ba3	1,317
300	Zayo Group, LLC, Senior Notes, 8.125%, 01/01/20 (g)	B1	314
			29,803
Textiles and Leather — .60%
375	Hanesbrands, Inc., Senior Notes, 6.375%, 12/15/20	B1	396
200	Levi Strauss & Co., Senior Notes, 7.625%, 05/15/20	B2	213
475	Levi Strauss & Co., Senior Notes, 6.875%, 05/01/22 (g)	B2	487
250	Levi Strauss & Co., Senior Notes, 7.75%, 05/15/18 (EUR)	B2	327
			1,423
Utilities — 1.86%
350	AES Corporation, Senior Notes, 7.375%, 07/01/21 (g)	Ba3	390
1,000	Calpine Corporation, Senior Notes, 7.50%, 02/15/21 (g)	B1	1,085
375	NRG Energy, Inc., Senior Notes, 7.625%, 01/15/18	B1	387
338	PNM Resources, Inc., Senior Notes, 9.25%, 05/15/15	Ba1	388
775	Sabine Pass LNG, L.P., Senior Notes, 7.50%, 11/30/16	B1	814
1,050	Tokyo Electric Power Company, Inc., Senior Notes, 4.50%, 03/24/14 (EUR)	Ba2	1,322
			4,386
	Total Corporate Debt Securities (Total cost of $288,036)		296,607

Shares		Moody's Rating (Unaudited)	Value (Note 1)
PREFERRED STOCK — 2.07% (d)
Automobile — .30%
21,350	General Motors Company, Convertible, 4.75%	(e)	$709
Broadcasting and Entertainment — .12%
495	Spanish Broadcasting System, Inc., 10.75% (a)	Caa3	297
Containers, Packaging and Glass — 0%
1,975	Smurfit-Stone Container Corporation, 7%, (c)(f) ESC	(e)	—
Electronics — .77%
2,675	Lucent Technologies Capital Trust I, Convertible, 7.75%	(e)	1,806
Finance — .83%
1,125	Ally Financial, Inc., 7% (g)	B3	1,002
39,575	GMAC Capital Trust I, 8.125%	B3	952
			1,954
Utilties — .05%
2,100	PPL Corporation, 8.75% Convertible	(e)	112
	Total Preferred Stock (Total cost of $5,085)		4,878
COMMON STOCK — .11% (d)
15,325	Ameristar Casinos, Inc,		272
	Total Common Stock (Total cost of $336)		272
Principal Amount
SHORT-TERM INVESTMENTS — 7.23% (d)
$17,032	Novartis Finance Corporation, Commercial Paper, Due 07/02/12 Discount of .10% (g)	P-1	17,032
	Total Short-Term Investments (Total cost of $17,032)		17,032
	TOTAL INVESTMENTS (Total cost of $310,489)		$318,789

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2012 (Unaudited) — Continued (Dollar Amounts in Thousands)

(a)  Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)  Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)  Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at June 30, 2012 was $0.

(d)  Percentages indicated are based on total net assets to common shareholders of $235,737.

(e)  Not rated.

(f)  Non-income producing.

(g)  Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for valuation policy. Total market value of Rule 144A securities amounted to $122,977 as of June 30, 2012.

(h)  Pay-In-Kind

(EUR)  Euro

(GBP)  British Pound

ESC  Escrow Cusip. Represents a beneficial interest in a residual pool of bankruptcy assets. Interest rate and maturity date are those of the original security.

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Statement of Assets and Liabilities
June 30, 2012 (Unaudited)
(Dollars in thousands, except per share amounts)

Assets:
INVESTMENTS IN SECURITIES, at value (Identified cost of $310,489 see Schedule of Investments and Notes 1 and 2)	$318,789
CASH	102
RECEIVABLES:
Investment securities sold	487
Interest and dividends	5,631
PREPAID EXPENSES	37
Total assets	$325,046
Liabilities:
PAYABLES:
Investment securities purchased	$3,032
Dividend on common stock	123
Dividend on preferred stock	9
ACCRUED EXPENSES (Note 3)	619
UNREALIZED LOSS ON CURRENCY AND FORWARD CURRENCY EXCHANGE CONTRACTS (Notes 1 and 10)	101
Total liabilities	$3,884
Auction Term Preferred Stock:
$1.00 par value, 1,000,000 shares authorized, 3,417 shares issued and outstanding, liquidation preference of $25,000 per share (Notes 4 and 5)	$85,425
Net Assets	$235,737
Represented By:
COMMON STOCK:
$0.01 par value, 40,000,000 shares authorized, 23,252,174 shares issued and outstanding	$233
CAPITAL IN EXCESS OF PAR VALUE	267,200
UNDISTRIBUTED NET INVESTMENT INCOME (Note 2)	4,531
ACCUMULATED NET REALIZED LOSS FROM SECURITIES TRANSACTIONS (Note 2)	(44,426)
NET UNREALIZED APPRECIATION ON INVESTMENTS AND FORWARD CURRENCY EXCHANGE CONTRACTS	8,199
Net Assets Applicable To Common Stock (Equivalent to $10.14 per share, based on 23,252,174 shares outstanding)	$235,737

Statement of Operations
For the Six Months Ended
June 30, 2012 (Unaudited) (Dollars in thousands)

Investment Income: (Note 1)
Interest income	$12,521
Dividend income	242
Total investment income	$12,763
Expenses:
Cost of leverage:
Preferred and auction fees (Note 5)	$44
Total cost of leverage	$44
Professional services:
Investment Advisor (Note 3)	$550
Legal (Note 9)	472
Custodian and transfer agent	144
Audit	31
Total professional services	$1,197
Administrative:
General administrative (Note 8)	$276
Directors	89
Insurance	69
Rating Agency	26
Shareholder communications	23
Shareholder meeting	18
Miscellaneous	15
Total administrative	$516
Total expenses	$1,757
Net investment income	$11,006
Realized and Unrealized Gain (Loss) on Investment Activities:
Realized gain on investments and currencies, net	$1,021
Change in net unrealized depreciation on investments and other financial instruments	$8,492
Net gain on investments	$9,513
Cost of Preferred Leverage
Dividends to preferred stockholders (Notes 4 and 6)	$(70)
Net increase in net assets resulting from operations	$20,449

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Statements of Changes in Net Assets (Dollars in thousands, except per share amounts)

	Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
From Operations:
Net investment income	$11,006	$23,792
Realized gain on investments and currencies, net	1,021	7,335
Change in net unrealized depreciation on investments and other financial instruments	8,492	(20,616)
Distributions from net investment income related to preferred stock
Dividends to preferred stockholders	(70)	(168)
Net increase in net assets resulting from operations	$20,449	$10,343
From Fund Share Transactions:
Net asset value of 117,559 and 70,487 shares issued to common stockholders for reinvestment of dividends in 2012 and 2011	1,185	709
Distributions to Common Stockholders:
From net investment income ($.33 and $1.04 per share in 2012 and 2011, respectively)	$(7,553)	$(24,020)
Total net increase (decrease) in net assets	$14,081	$(12,968)
Net Assets Applicable to Common Stock:
Beginning of period	$221,656	$234,624
End of period (Including $4,531 and $1,188 of undistributed net investment income at June 30, 2012 and December 31, 2011, respectively)	$235,737	$221,656

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period (b)

	For the Six Months Ended June 30, 2012	For the Years Ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
NET ASSET VALUE:
Beginning of period	$9.58	$10.17	$9.44	$5.75	$9.70	$10.95
NET INVESTMENT INCOME	.49	1.03	1.06	1.06	1.10	1.25 #
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	.41	(.57)	.73	3.65	(4.00)	(1.00)#
DISTRIBUTIONS FROM NET INVESTMENT INCOME RELATED TO PREFERRED STOCK: (c)	(.01)	(.01)	(.03)	(.12)	(.20)	(.25)
TOTAL FROM INVESTMENT OPERATIONS	.89	.45	1.76	4.59	(3.10)	—
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(.33)	(1.04)	(1.03)	(.90)	(.85)	(1.05)
TOTAL DISTRIBUTIONS	(.33)	(1.04)	(1.03)	(.90)	(.85)	(1.05)
Effect of rights offering and related expenses; and Auction Term Preferred Stock offering costs and sales load	—	—	—	—	—	(.20)
NET ASSET VALUE:
End of period	$10.14	$9.58	$10.17	$9.44	$5.75	$9.70
PER SHARE MARKET VALUE:
End of period	$10.25	$10.21	$9.96	$9.05	$4.50	$8.55
TOTAL INVESTMENT RETURN†	3.64%	13.61%	22.02%	126.88%	(40.53)%	(16.34)%

  #  Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's September, 2007 rights offering.

  †  Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each year reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period (b) — Continued

	For the Six Months Ended June 30, 2012		For the Years Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
NET ASSETS, END OF PERIOD, APPLICABLE TO COMMON STOCK (a)	$235,737		$221,656	$234,624	$217,224	$132,539	$223,822
NET ASSETS, END OF PERIOD, APPLICABLE TO PREFERRED STOCK (a)	$85,425		$85,425	$85,425	$85,425	$85,425	$130,000
TOTAL NET ASSETS APPLICABLE TO COMMON AND PREFERRED STOCK, END OF PERIOD (a)	$321,162		$307,081	$320,049	$302,649	$217,964	$353,822
EXPENSE RATIOS:
Ratio of preferred and other leverage expenses to average net assets*	.04	%**	.04%	.05%	.04%	.15%	.15%
Ratio of operating expenses to average net assets*	1.46	%**	1.42%	1.92%	1.55%	1.30%	1.19%
RATIO OF TOTAL EXPENSES TO AVERAGE NET ASSETS*	1.50	%**	1.46%	1.97%	1.59%	1.45%	1.34%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS*	9.42	%**	10.10%	10.66%	13.59%	13.13%	11.66%
RATIO OF TOTAL EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON AND PREFERRED STOCK	1.10	%**	1.07%	1.43%	1.07%	.92%	.84%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS APPLICABLE TO COMMON AND PREFERRED STOCK	6.91	%**	7.41%	7.76%	9.20%	8.31%	7.28%
PORTFOLIO TURNOVER RATE	32.11%		58.91%	79.02%	81.05%	57.08%	67.25%

  (a)  Dollars in thousands.

  (b)  The per share data for 2007 and 2008 has been adjusted to reflect a 1 for 5 reverse stock split in 2009.

  (c)  In 2010, dividends to preferred stockholders included a supplemental dividend as explained in Note 6.

  *  Ratios calculated on the basis of expenses and net investment income applicable to the common shares relative to the average net assets of the common stockholders only.

  **  Annualized

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Information Regarding
Senior Securities

	June 30, 2012	As of December 31,
	(Unaudited)	2011	2010	2009	2008	2007
TOTAL AMOUNT OUTSTANDING: Preferred Stock	$85,425,000	$85,425,000	$85,425,000	$85,425,000	$85,425,000	$130,000,000
ASSET COVERAGE: Per Preferred Stock Share (1)	$93,989	$89,869	$93,664	$88,572	$63,788	$68,043
INVOLUNTARY LIQUIDATION PREFERENCE: Per Preferred Stock Share (2)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
LIQUIDATION VALUE: Per Preferred Stock Share (2)(3)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

  (1)  Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing such amount by the number of Preferred Shares outstanding.

  (2)  Plus accumulated and unpaid dividends.

  (3)  In January 2008, the Fund repurchased 600 shares of preferred stock at a price of $25,000 per share. In October 2008, the Fund accepted an unsolicited offer to buy back and retire 1,183 shares of preferred stock at a price of $16,250 per share. The Fund realized a gain of $10,351,000 on this transaction. See Note 4 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Notes to Financial Statements
June 30, 2012 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders' capital through investment in a professionally managed, diversified portfolio of "high yield" fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of $0 and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors. Fair value measurement is further discussed in section (f) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2012 (Unaudited)

exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Federal Income Taxes—It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders each year. Accordingly, no federal income tax provision is required.

(f)  Fair Value Measurement—The Fund applies ASC 820 "Fair Value Measurements and Disclosures". This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2012 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund's major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000's)	Significant Observable Inputs (000's)	Significant Unobservable Inputs (000's)	(000's)
Investments
Debt Securities*	$—	$296,607	$—	$296,607
Preferred Stock
Automobile	709	—	—	709
Broadcasting and Entertainment	—	297	—	297
Containers, Packaging and Glass	—	—	—	—
Electronics	1,806	—	—	1,806
Finance	952	1,002	—	1,954
Utilities	112	—	—	112

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000's)	Significant Observable Inputs (000's)	Significant Unobservable Inputs (000's)	(000's)
Common Stock
Ameristar Casinos	$272	$—	$—	$272
Short-Term Investments	—	17,032	—	17,032
Total Investments	$3,851	$314,938	$—	$318,789
Forward Currency Exchange Contracts	$—	$(101)	$—	$(101)

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The Fund owns one Level 3 security with a value of zero at June 30, 2012. The Valuation Committee at the Fund's investment Advisor, T. Rowe Price, confirmed that there has been no company-specific news or filings to indicate that the current valuation of zero should be changed. The techniques used to arrive at this valuation have taken into account litigation involving the security with no settlement expected for the foreseeable future. The security is not trading and there is no guarantee that holders will receive any distribution. The security will continue to be valued at zero until trading commences, the occurrence of company-specific or industry events, or other market factors suggest the value should be changed.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2011	$0
Net purchases (sales)	(126)
Change in unrealized appreciation (depreciation)	0
Realized gain (loss)	(36)
Transfers to Level 3 from Level 2	162
Balance, June 30, 2012	$—

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the six months ended June 30, 2012, the Fund recognized approximately $1,806,000 of transfers to Level 1 from Level 2.

(2) Tax Matters and Distributions

At June 30, 2012, the total cost of securities (including temporary cash investments) for federal income tax purposes was approximately $310,134,000. Aggregate gross unrealized gain on securities in which there was an excess of value over tax cost was approximately $13,303,000. Aggregate gross unrealized loss on securities in which there was an excess of tax cost over value was approximately $4,648,000. Net unrealized gain on investments for tax purposes at June 30, 2012 was approximately $8,655,000.

At December 31, 2011, the Fund had approximate capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

Carryover Available	Expiration Date
$125,000	December 31, 2012
954,000	December 31, 2013
1,481,000	December 31, 2014
15,500,000	December 31, 2016
26,830,000	December 31, 2017
$44,890,000

It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carry forward.

The tax character of distributions paid to common and preferred shareholders of approximately $24,188,000 and $24,216,000 in 2011 and 2010, respectively, was from ordinary income.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2012 (Unaudited)

As of December 31, 2011, the components of distributable earnings on a tax basis were approximately:

Undistributed Ordinary income	$611,000
Unrealized Gain	260,000
Post-October Losses	(566,000)
Preferred Dividend Payable	(7,000)
Capital Losses Carry Forward	(44,890,000)
$(44,592,000)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to market discount adjustments, deductibility of preferred stock dividends, expiration of capital loss carryforwards, wash sales and post-October losses. The Fund has recorded several reclassifications in the capital accounts to present undistributed net investment income and accumulated net realized losses on a tax basis. These reclassifications have no impact on the net asset value of the Fund. For the year ended December 31, 2011, permanent differences between book and tax accounting have been reclassified as follows:

Increase (decrease) in:

Undistributed net investment income	$666,000
Accumulated net realized loss from securities transactions	$(524,000)
Capital in excess of par value	$(142,000)

Distributions on common stock are declared based upon annual projections of the Fund's investment company taxable income. The Fund records all dividends and distributions payable to shareholders on the ex-dividend date and declares and distributes income dividends monthly.

The Fund is required to amortize market discounts and premiums for financial reporting purposes. This results in additional interest income in some years and decreased interest income in others for financial reporting purposes only. The Fund does not amortize market discounts or premiums for tax purposes. Therefore, the additional or decreased interest income for financial reporting purposes does not result in additional or decreased common stock dividend income.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2008-2010, or expected to be taken in the Fund's 2011 tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(3) Investment Advisory Agreement

T. Rowe Price Associates, Inc. (T. Rowe Price), the Fund's Investment Advisor, earned approximately $550,000 in management fees during the six months ended June 30, 2012. Management fees paid by the Fund to T. Rowe Price were calculated at 0.50% on the first $50,000,000 of the Fund's average weekly net assets, 0.40% on the next $50 million and 0.30% on average weekly net assets in excess of $100 million. T. Rowe Price's fee is calculated based on assets attributable to the Fund's common and auction term preferred stock. At June 30, 2012, the fee payable to T. Rowe Price was approximately $90,000, which was included in accrued expenses on the accompanying statement of assets and liabilities.

(4) Auction Term Preferred Stock (ATP)

The Fund had 3,417 shares of ATP issued and outstanding at June 30, 2012. The ATP's dividends are cumulative at a rate designed to be determined using an auction process, the terms of which are set forth in the Fund's charter. Dividend periods will typically be 28 days unless notice is given for periods to be longer or shorter than 28 days. If, as has been the case since

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2012 (Unaudited)

February 2008, the auction process does not yield a rate based on orders submitted, then the ATP dividend rate is set using formulas based on a specified percentage of the 30-day AA composite commercial paper rate, which was 150% of such rate for each series' most recent dividend period. Dividend rates ranged from .045% – .497% for the six months ended June 30, 2012. The weighted average dividend rate on June 30, 2012 was .215%.

On July 12, 2012, Moody's Investors Service ("Moody's"), one of two nationally recognized statistical rating organizations (an "NRSO") currently rating the Auction Term Preferred Stock ("ATP") of The New America High Income Fund, Inc. (the "Fund"), announced that it has downgraded the ATP from Aaa to Aa3. This action occurred following a review by Moody's of its ratings of the securities of all closed-end registered investment companies, which was undertaken in conjunction with the adoption of changes to the methodology Moody's uses to rate securities issued by closed-end funds. The Fund's ATP continues to have a credit rating in the highest rating category from Fitch Ratings, which affirmed its rating on March 1, 2012.

Under the terms of the ATP, the Fund is required to maintain a rating in the highest category from two NRSOs. From the date of the downgrade until the ATP is redeemed, the dividend rate for the ATP has been increased to 300% of the 30-day AA composite commercial paper rate. Since July 12, 2012 through the date of this report, dividend rates have ranged from .300% – .453%.

The ATP is redeemable, at the option of the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage and ATP ratings requirements) at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends. In response to the action by Moody's, it is anticipated the Fund will redeem all outstanding shares of ATP at their liquidation preference (par value) of $25,000 per share plus accumulated but unpaid dividends within 120 days of the downgrade, as provided by the terms of the ATP. Fund management is reviewing alternative financing available to the Fund to replace the ATP.

None of the ATP auctions successfully closed during the period and the approximate market value of the ATP is not determinable at June 30, 2012. The Fund is required to maintain certain asset coverages with respect to the ATP under the Fund's Charter and the 1940 Act to maintain the Fund's Aaa/AAA ratings by Moody's Investors Service and Fitch, Inc., respectively. At June 30, 2012, the Fund was in compliance with these asset coverage requirements.

(5) ATP Auction-Related Matters

Deutsche Bank (DB) serves as the ATP's auction agent pursuant to an agreement entered into on January 4, 1994 with Bankers Trust Company (BTC). BTC was later acquired by DB. The term of the agreement is unlimited and may be terminated by either party. DB may resign upon notice to the Fund, such resignation to be effective on the earlier of the 90th day after the delivery of such notice and the date on which a successor auction agent is appointed by the Fund. The Fund may also replace DB as auction agent at any time.

After each auction, DB will pay to each broker-dealer, from funds provided by the Fund, a maximum service charge at the annual rate of 0.25 of 1% or such other percentage subsequently agreed to by the Fund and the broker-dealers, of the purchase price of shares placed by such broker-dealers at such auction. In the event an auction scheduled to occur on an auction date fails to occur for any reason, the broker-dealers will be entitled to service charges as if the auction had occurred and all holders of shares placed by them had submitted valid hold orders. The Fund incurred approximately $44,000 for service charges for the six months ended June 30, 2012. This amount is included under the caption preferred and auction fees in the accompanying statement of operations.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2012 (Unaudited)

The Fund is currently not paying a service charge on series A, B and C ATP because the broker-dealer is not participating in the auctions. A service charge of .15% is being paid on series D.

(6) Supplemental Dividend for Series A, B and C ATP

The Fund's Board of Directors determined in October 2010 that it would be appropriate to adjust the dividends payable to holders of each of the Fund's Series A, B and C Auction Term Preferred Stock (ATP) beginning with the dividend period starting on September 23, 2008 (or for each Series with no dividend period beginning on September 23, 2008, that Series' dividend period next commencing after September 23, 2008) and ending with the dividend period concluding on November 16, 2010 (or for each Series with no dividend period concluding on November 16, 2010, that Series' dividend period concluding most immediately before November 16, 2010), using a formula more favorable than the one that applied during those dividend periods. (The span of such dividend periods for each Series is referred to as its "Supplemental Dividend Period.") This more favorable formula is referred to in the Fund's charter documents as the "Maximum Applicable Rate" and is equal to 150% of the 30-day AA composite commercial paper rate during a dividend period. Dividend rates during each series' Supplemental Dividend Period had previously been determined using a formula referred to in the Fund's charter documents as the "Minimum Applicable Rate," which is equal to 80% of the 30-day AA composite commercial paper rate during the dividend period. The Directors approved a supplemental dividend for each holder of Series A, B or C ATP that represents the difference between the amount actually paid as dividends during the Supplemental Dividend Period for that series and the amount that would have been paid as dividends had the Maximum Applicable Rate been used in calculating the dividends during that series' Supplemental Dividend Period, plus interest on that amount. The aggregate supplemental dividend for all three series was approximately $413,000, which was distributed on December 27, 2010. The Maximum Applicable Rate was used to determine the amount of all dividends payable on each series from the end of its Supplemental Dividend Period until July 12, 2012 when Moody's downgraded the ATP (see Note 4).

(7) Purchases and Sales of Securities

Purchases and proceeds of sales or maturities of long-term securities during the six months ended June 30, 2012 were approximately:

Cost of purchases	$99,555,000
Proceeds of sales or maturities	$112,394,000

(8) Related Party Transactions

The Fund paid approximately $162,000 during the six months ended June 30, 2012 to two officers of the Fund for the provision of certain administrative services.

(9) Legal Expenses

For the years ended December 31, 2010, December 31, 2011 and the six months ended June 30, 2012, the Fund incurred legal expenses in the course of responding to inquiries from the staff of the SEC's Division of Enforcement (the "Staff") in connection with the Staff's investigation of matters relating to the Fund's ATP, which expenses were materially higher than the legal expenses incurred in comparable periods prior to 2010. The Fund has reached a settlement in principle with the Staff with respect to these matters, and accordingly does not anticipate incurring comparable amounts of related legal expenses in future periods. The settlement remains subject to the approval of the SEC. The failure to obtain such approval could result in the Fund continuing to incur additional related legal expenses.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2012 (Unaudited)

(10) Derivative Contracts (Currency Amounts in Thousands)

Forward Currency Exchange Contracts—As of June 30, 2012 the Fund had forward currency exchange contracts outstanding as follows:

Counterparty	Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation)
State Street Bank	7/11/12	GBP	5	USD	8	$—
State Street Bank	7/11/12	GBP	3	USD	5	—
State Street Bank	7/11/12	GBP	4	USD	6	—
Deutsche Bank	7/11/12	GBP	118	USD	185	(1)
State Street Bank	7/11/12	USD	472	GBP	296	9
State Street Bank	7/11/12	USD	10	GBP	6	—
Goldman Sachs	9/10/12	USD	8,856	EUR	7,089	(121)
State Street Bank	9/10/12	USD	64	EUR	51	—
State Street Bank	9/10/12	USD	61	EUR	48	(1)
State Street Bank	9/10/12	USD	91	EUR	72	—
Deutsche Bank	9/10/12	EUR	410	USD	514	5
State Street Bank	9/10/12	EUR	261	USD	330	—
State Street Bank	9/10/12	EUR	46	USD	58	—
Deutsche Bank	9/10/12	EUR	606	USD	762	6
Deutsche Bank	9/10/12	EUR	175	USD	220	2
State Street Bank	9/10/12	EUR	75	USD	95	—
Net unrealized gain (loss) on open forward currency exchange contracts						$(101)

Fair Value of Derivative Instruments—The fair value of derivative instruments as of June 30, 2012 was as follows:

	Asset Derivatives June 30, 2012
	Statement of Assets and Liabilities Location	Fair Value
Forward currency contracts	Unrealized loss on currency and forward currency exchange contracts	$(101)

The effect of derivative instruments that are included on the Statement of Operations for the six months ended une 30, 2012 was as follows:

Amount of Realized Gain on Derivatives
Realized gain on investments and currencies, net
Forward currency contracts	$626
Change in Unrealized Appreciation on Derivatives
Change in net unrealized depreciation on investments and other financial instruments
Forward currency contracts	$(410)

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2012 (Unaudited)

(11) Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2012.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
Supplemental Information (Unaudited)

Availability of Portfolio Holdings

The Fund provides a complete schedule of its portfolio holdings quarterly. The lists of holdings as of the end of the second and fourth quarters appear in the Fund's semi-annual and annual reports to shareholders, respectively. The schedules of portfolio holdings as of the end of the first and third quarters are filed with the Securities and Exchange Commission (the "SEC") on Form N-Q (the "Forms") within 60 days of the end of the first and third quarters. Shareholders can look up the Forms on the SEC's web site at www.sec.gov. The Forms may also be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's web site and their public reference room. In addition, the Forms may be reviewed on the Fund's web site at www.newamerica-hyb.com.

Compliance Certifications

On November 14, 2011, your Fund submitted a CEO annual certification to the New York Stock Exchange (NYSE) on which the Fund's principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund's principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund's disclosure controls and procedures and internal control over financial reporting.

Common and Auction Term Preferred Stock Transactions

From time to time in the future, the Fund may redeem and/or purchase its ATP as provided in the Fund's governing documents, as agreed upon by the Fund and sellers or as otherwise permitted. The Fund may effect such redemptions and/or purchases when it deems advisable.

The Fund may purchase shares of its Common Stock in the open market when the Common Stock trades at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action in the event of a market discount to net asset value or that Fund purchases will reduce a discount.

The New America High Income Fund, Inc.

Directors

Robert F. Birch
Joseph L. Bower
Bernard J. Korman
Ernest E. Monrad
Marguerite A. Piret

Officers

Robert F. Birch – President
Ellen E. Terry – Vice President, Treasurer, Secretary

Investment Advisor

T. Rowe Price Associates, Inc.
100 E. Pratt Street
Baltimore, Maryland 21202

Administrator

The New America High Income Fund, Inc.
33 Broad Street
Boston, MA 02109
(617) 263-6400

Custodian

State Street Corporation
One Lincoln Street
Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(800) 937-5449
Web site: www.amstock.com

Auction Agent

Deutsche Bank Trust Company Americas
P.O. Box 305050
Nashville, TN 37230

Listed: NYSE
Symbol: HYB
Web site: www.newamerica-hyb.com

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American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038

The New
America
High Income
Fund, Inc.

Semi-Annual

Report

June 30, 2012

Item 2 -	Code of Ethics - Not required in semi-annual filing.

Item 3 -	Audit Committee Financial Experts - Not required in a semi-annual filing.

Item 4 -	Principal Accountant Fees and Services - Not required in semi-annual filing.

Item 5 -	Audit Committee of Listed Registrant - Not required in semi-annual filing.

Item 6 -	Schedule of Investments - Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 -	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not required in semi-annual filing.

Item 8 -	Portfolio Managers of Closed-End Management Investment Companies - Not required in semi-annual filing.

2

Item 9 -	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not applicable.

Item 10 -	Submission of Matters to a Vote of Security Holders - Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Fund’s principal executive officer and principal financial officer concluded that the Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Fund in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Fund’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not Applicable.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not Applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New America High Income Fund, Inc.

By:	/s/ Robert F. Birch
Name:	Robert F. Birch
Title:	President and Director
Date:	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert F. Birch
Name:	Robert F. Birch
Title:	President
Date:	September 4, 2012

By:	/s/ Ellen E. Terry
Name:	Ellen E. Terry
Title:	Treasurer
Date:	September 4, 2012

4